------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21483
                                   ---------------------------------------------

                                 Veracity Funds
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    401 W. Main Street, Suite 2100    Louisville, Kentucky        40202
--------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 379-6980
                                                     ---------------------------

Date of fiscal year end:        February 29, 2008
                         ---------------------------------------------


Date of reporting period:       August 31, 2007
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.

================================================================================




                                 VERACITY FUNDS

                         VERACITY SMALL CAP VALUE FUND




                               SEMI-ANNUAL REPORT
                                August 31, 2007
                                  (Unaudited)


                           (Closed to New Investors)




        INVESTMENT ADVISOR                               ADMINISTRATOR
        ------------------                               -------------
  INTEGRITY ASSET MANAGEMENT, LLC                 ULTIMUS FUND SOLUTIONS, LLC
 401 West Main Street, Suite 2100                        P.O. Box 46707
    Louisville, Kentucky 40202                    Cincinnati, Ohio 45246-0707
                                                         1-866-896-9292




================================================================================

                         INTEGRITY ASSET MANAGEMENT, LLC

Dear Fellow Shareholders,

It has been an interesting and volatile six months in the U.S. Value Equity markets since we last wrote to you in our Annual Report letter. During four of those months, the Veracity Small Cap Value Fund ("the Fund") produced positive rates of return. Unfortunately, the two negative months of July and August erased all the positive returns of the other months. Nonetheless, the Fund handily outperformed the benchmark for the first six months of its fiscal year. The end result for this period was a return for the Class R shares of -0.82%. The return for the Class I shares was -0.71%. The Fund's benchmark, the Russell 2000 Value Index, returned -3.38% over the same time frame.

Since the inception of the Fund on March 30, 2004, the annualized return for the Class R shares has been 11.39% versus the Russell 2000 Value return of 11.16%. The Class I shares have generated an annualized return of 10.59% since their inception on July 7, 2005. This compares to the Russell 2000 Value which returned an annualized 9.92% for the same time period.

Our outlook for the months ahead takes into consideration the fact that the credit situation (availability of, not quality) has worsened and is dragging down growth. The impact of the credit crunch on housing-related companies has been severe, but most recently its tentacles have reached into more mainstream areas of the economy. Short-term financing for everyday operations is no longer a given. Credit spreads have widened, and the cost of available capital has increased. Corporate America is flush with cash, but Main Street America still relies on financing. While we haven't yet donned the black ashes and sack cloth and don't expect massive business failures or banking failures, at the margin incremental investments are likely to be scaled back, postponed or cancelled, resulting in an economic slowdown. We think the Fed rate cuts will help to re-establish confidence in the credit system, but it will take time. In the meantime, the economy will be on a trajectory that looks like the endpoint is recession. However, recession is not our forecast, nor are we positioning for it in the portfolios.

In this environment, we still believe it is best to focus on larger, liquid and higher quality companies. From a sector standpoint, with the countervailing forces of a slowing economy and an easing Fed, we are likely to incrementally move toward smaller relative sector bets. Historically, our currently underweighted areas of Consumer Discretionary and Financials have done well in an easing environment. However, we are in no hurry to remove these underweights as the news flow is likely to be negative for some time. We will look for opportunities on pullbacks to add to these sectors and will also be adding to our themes of quality late-cycle companies.

We appreciate your continued confidence in the Veracity Small Cap Value Fund and wish you the very best for the upcoming holiday seasons.

Sincerely,


/s/ Dan Bandi                                         /s/ Matt Bevin

Dan Bandi                                             Matt Bevin
Chief Investment Officer                              President - Veracity Funds
Vice President - Veracity Funds

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is currently closed to new investors except as described in the current prospectus. The Veracity Small Cap Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

--------------------------------------------------------------------------------

                         VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                       AS OF AUGUST 31, 2007 (UNAUDITED)

                              [BAR CHART OMITTED]

                  Consumer Discretionary                 12.7%
                  Consumer Staples                        3.7%
                  Energy                                  4.7%
                  Financials                             29.5%
                  Health Care                             5.5%
                  Industrials                            16.4%
                  Information Technology                 14.1%
                  Materials                               3.4%
                  Telecommunications Services             0.7%
                  Utilities                               5.7%
                  Preferred Stocks                        0.5%
                  Money Market Funds                      2.4%

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                        AS OF AUGUST 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
COMPANY                                    PRIMARY BUSINESS                       SECTOR CLASSIFICATION          % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.                               Telecommunications                     Information Technology         1.4%
--------------------------------------------------------------------------------------------------------------------------------
Perini Corp.                               Construction & Engineering             Industrials                    1.3%
--------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.                         Aerospace/Defense                      Industrials                    1.3%
--------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.               Agricultural Chemicals                 Materials                      1.3%
--------------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                Commercial Banks                       Financials                     1.3%
--------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc.       Construction & Engineering             Industrials                    1.3%
--------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                       Aerospace/Defense                      Industrials                    1.2%
--------------------------------------------------------------------------------------------------------------------------------
Parallel Petroleum Corp.                   Oil Exploration                        Energy                         1.2%
--------------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                          Savings & Loans/Thrifts                Financials                     1.2%
--------------------------------------------------------------------------------------------------------------------------------
IKON Office Solutions, Inc.                Office Equipment                       Consumer Discretionary         1.2%
--------------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2007 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                            $ 192,955,177
                                                                  =============
   At value (Note 1)                                              $ 192,473,785
Receivable for investment securities sold                             3,153,623
Receivable for capital shares sold                                      270,133
Dividends receivable                                                    222,871
Other assets                                                             24,425
                                                                  -------------
   TOTAL ASSETS                                                     196,144,837
                                                                  -------------

LIABILITIES
Payable for investment securities purchased                           2,092,664
Payable for capital shares redeemed                                      68,016
Payable to Advisor (Note 3)                                             194,555
Payable to Administrator (Note 3)                                        24,350
Accrued distribution and service plan fees (Note 3)                      10,172
Other accrued expenses                                                   13,355
                                                                  -------------
   TOTAL LIABILITIES                                                  2,403,112
                                                                  -------------

NET ASSETS                                                        $ 193,741,725
                                                                  =============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 183,423,565
Accumulated undistributed net investment income                         223,726
Accumulated net realized gains from security transactions            10,575,826
Net unrealized depreciation on investments                             (481,392)
                                                                  -------------
NET ASSETS                                                        $ 193,741,725
                                                                  =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                           $ 124,397,737
                                                                  =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                          4,682,654
                                                                  =============
Net asset value and offering price per share (a) (Note 1)         $       26.57
                                                                  =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                           $  69,343,988
                                                                  =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                          2,601,468
                                                                  =============
Net asset value and offering price per share (a) (Note 1)         $       26.66
                                                                  =============


(a)   Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividends                                                   $   1,658,336
                                                               -------------

EXPENSES
   Investment advisory fees (Note 3)                               1,046,226 (a)
   Distribution and service plan expense - Class R (Note 3)          160,183
   Mutual fund services fees (Note 3)                                152,814
   Custodian fees                                                     21,715
   Compliance service fees                                            12,912
   Professional fees                                                  12,089
   Trustees' fees and expenses                                         9,734
   Registration fees - Class R                                         5,643
   Registration fees - Class I                                           626
   Postage and supplies                                                4,084
   Reports to shareholders                                             2,424
   Pricing fees                                                        1,762
   Insurance expense                                                   1,374
   Other expenses                                                      3,024
                                                               -------------
      TOTAL EXPENSES                                               1,434,610
                                                               -------------

NET INVESTMENT INCOME                                                223,726
                                                               -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                   7,718,917
   Net change in unrealized appreciation/depreciation
     on investments                                               (9,649,503)
                                                               -------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                 (1,930,586)
                                                               -------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $  (1,706,860)
                                                               =============


(a) Includes the recovery of previously waived investment advisory fees by the Advisor. (Note 3)

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                     FOR THE SIX          YEAR
                                                                     MONTHS ENDED         ENDED
                                                                    AUGUST 31, 2007    FEBRUARY 28,
                                                                      (UNAUDITED)         2007
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $     223,726    $     236,841
   Net realized gains from security transactions                         7,718,917        9,777,284
   Net change in unrealized appreciation/depreciation
     on investments                                                     (9,649,503)       3,038,726
                                                                     -------------    -------------
Net increase (decrease) in net assets from operations                   (1,706,860)      13,052,851
                                                                     -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class R                                          --         (134,432)
   From net investment income, Class I                                          --         (197,011)
   From net realized gains on investments, Class R                              --       (5,746,051)
   From net realized gains on investments, Class I                              --       (3,392,293)
                                                                     -------------    -------------
Net decrease in net assets from distributions to shareholders                   --       (9,469,787)
                                                                     -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
   Proceeds from shares sold                                            23,214,273       83,571,035
   Reinvestment of distributions to shareholders                                --        5,827,637
   Proceeds from redemption fees collected (Note 1)                         11,338              518
   Payments for shares redeemed                                        (14,344,131)     (19,257,453)
                                                                     -------------    -------------
Net increase in net assets from Class R capital share transactions       8,881,480       70,141,737
                                                                     -------------    -------------

CLASS I
   Proceeds from shares sold                                             2,614,890       51,763,500
   Reinvestment of distributions to shareholders                                --        2,771,948
   Proceeds from redemption fees collected (Note 1)                             30               --
   Payments for shares redeemed                                         (7,513,335)     (10,830,912)
                                                                     -------------    -------------
Net increase (decrease) in net assets from Class I capital
  share transactions                                                    (4,898,415)      43,704,536
                                                                     -------------    -------------

TOTAL INCREASE IN NET ASSETS                                             2,276,205      117,429,337

NET ASSETS
   Beginning of period                                                 191,465,520       74,036,183
                                                                     -------------    -------------
   End of period                                                     $ 193,741,725    $ 191,465,520
                                                                     =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                      $     223,726    $          --
                                                                     =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
   Shares sold                                                             834,322        3,148,043
   Shares issued in reinvestment of distributions to shareholders               --          216,317
   Shares redeemed                                                        (513,857)        (721,386)
                                                                     -------------    -------------
   Net increase in shares outstanding                                      320,465        2,642,974
   Shares outstanding, beginning of period                               4,362,189        1,719,215
                                                                     -------------    -------------
   Shares outstanding, end of period                                     4,682,654        4,362,189
                                                                     =============    =============

CLASS I
   Shares sold                                                              93,981        1,949,050
   Shares issued in reinvestment of distributions to shareholders               --          102,592
   Shares redeemed                                                        (269,763)        (400,837)
                                                                     -------------    -------------
   Net increase (decrease) in shares outstanding                          (175,782)       1,650,805
   Shares outstanding, beginning of period                               2,777,250        1,126,445
                                                                     -------------    -------------
   Shares outstanding, end of period                                     2,601,468        2,777,250
                                                                     =============    =============

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
===============================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
---------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED            YEAR             YEAR            PERIOD
                                                  AUGUST 31,         ENDED            ENDED            ENDED
                                                     2007         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                                 (UNAUDITED)          2007             2006           2005 (a)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $     26.79      $     26.01      $     22.99      $     20.00
                                                 -----------      -----------      -----------      -----------

Income (loss) from investment operations:
   Net investment income (loss)                         0.01             0.03            (0.02)           (0.04)
   Net realized and unrealized gains
     (losses) on investments                           (0.23)            2.18             3.84             3.03
                                                 -----------      -----------      -----------      -----------
Total from investment operations                       (0.22)            2.21             3.82             2.99
                                                 -----------      -----------      -----------      -----------

Less distributions:
   From net investment income                             --            (0.03)              --               --
   From net realized gains on investments                 --            (1.40)           (0.80)              --
                                                 -----------      -----------      -----------      -----------
Total distributions                                       --            (1.43)           (0.80)              --
                                                 -----------      -----------      -----------      -----------

Proceeds from redemption fees collected
  (Note 1)                                              0.00 (b)         0.00 (b)         0.00 (b)         0.00 (b)
                                                 -----------      -----------      -----------      -----------

Net asset value at end of period                 $     26.57      $     26.79      $     26.01      $     22.99
                                                 ===========      ===========      ===========      ===========

Total return (c)                                       (0.82%)(d)        8.46%           16.98%           14.95% (d)
                                                 ===========      ===========      ===========      ===========

Net assets at end of period (000's)              $   124,398      $   116,883      $    44,708      $    15,887
                                                 ===========      ===========      ===========      ===========

Ratio of net expenses to average net assets             1.50% (f)        1.50% (e)        1.49% (e)        1.49% (e)(f)

Ratio of net investment income (loss) to
  average net assets                                    0.13% (f)        0.08%           (0.13%)          (0.33%)(f)

Portfolio turnover rate                                   48% (d)         106%             140%             187% (f)
---------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.56%, 1.82% and 2.08%(f) for the periods ended February 28, 2007, 2006 and 2005, respectively.

(f)   Annualized.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
==============================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
----------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED            YEAR             YEAR
                                                  AUGUST 31,         ENDED            ENDED
                                                     2007         FEBRUARY 28,     FEBRUARY 28,
                                                 (UNAUDITED)          2007           2006 (a)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period           $     26.85      $     26.04      $     23.42
                                                 -----------      -----------      -----------

Income (loss) from investment operations:
   Net investment income                                0.07             0.08             0.02
   Net realized and unrealized gains
     (losses) on investments                           (0.26)            2.20             3.42
                                                 -----------      -----------      -----------
Total from investment operations                       (0.19)            2.28             3.44
                                                 -----------      -----------      -----------

Less distributions:
   From net investment income                             --            (0.07)           (0.02)
   From net realized gains on investments                 --            (1.40)           (0.80)
                                                 -----------      -----------      -----------
Total distributions                                       --            (1.47)           (0.82)
                                                 -----------      -----------      -----------

Proceeds from redemption fees collected
  (Note 1)                                              0.00 (b)           --               --
                                                 -----------      -----------      -----------

Net asset value at end of period                 $     26.66      $     26.85      $     26.04
                                                 ===========      ===========      ===========

Total return (c)                                       (0.71%)(d)        8.72%           15.03% (d)
                                                 ===========      ===========      ===========

Net assets at end of period (000's)              $    69,344      $    74,583      $    29,328
                                                 ===========      ===========      ===========

Ratio of net expenses to average net assets             1.25% (f)        1.25% (e)        1.25% (e)(f)

Ratio of net investment income to average
  net assets                                            0.38% (f)        0.33%            0.12% (f)

Portfolio turnover rate                                   48% (d)         106%             140%
----------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.31% and 1.58%(f) for the periods ended February 28, 2007 and 2006, respectively.

(f)   Annualized.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS - 96.4%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 12.7%
     52,929    American Axle & Manufacturing Holdings, Inc.       $   1,234,304
     28,638    AnnTaylor Stores Corp. (a)                               897,515
     75,856    Brown Shoe Co., Inc.                                   1,732,551
     36,087    Carter's, Inc. (a)                                       712,357
     35,630    CBRL Group, Inc.                                       1,333,275
     47,885    CEC Entertainment, Inc. (a)                            1,470,070
     58,830    Cinemark Holdings, Inc.                                1,057,763
      4,181    Consolidated Graphics, Inc. (a)                          277,117
     68,162    Cooper Tire & Rubber Co.                               1,665,879
     61,248    Corinthian Colleges, Inc. (a)                            861,147
     86,739    Entercom Communications Corp.                          1,847,541
     77,697    Geo Group, Inc. (The) (a)                              2,313,040
    165,506    IKON Office Solutions, Inc.                            2,323,704
     82,123    Insight Enterprises, Inc. (a)                          1,947,958
     40,490    La-Z-Boy, Inc.                                           390,324
     45,134    Media General, Inc. - Class A                          1,260,141
     37,899    Meritage Homes Corp. (a)                                 686,730
     24,151    RC2 Corp. (a)                                            737,572
     63,269    Stage Stores, Inc.                                     1,096,452
     70,290    Standard Pacific Corp.                                   705,009
                                                                  -------------
                                                                     24,550,449
                                                                  -------------
               CONSUMER STAPLES - 3.7%
     35,685    J & J Snack Foods Corp.                                1,339,972
     42,687    Lance, Inc.                                            1,063,333
     42,621    Longs Drug Stores Corp.                                2,247,405
     96,624    Pathmark Stores, Inc. (a)                              1,239,686
     32,031    Pilgrim's Pride Corp.                                  1,300,138
                                                                  -------------
                                                                      7,190,534
                                                                  -------------
               ENERGY - 4.7%
     54,050    Carrizo Oil & Gas, Inc. (a)                            2,122,543
     28,866    Dril-Quip, Inc. (a)                                    1,358,434
     53,251    Goodrich Petroleum Corp. (a)                           1,576,762
     61,713    Matrix Service Co. (a)                                 1,167,610
    131,987    Parallel Petroleum Corp. (a)                           2,334,850
     70,786    Rex Energy Corp. (a)                                     609,467
                                                                  -------------
                                                                      9,169,666
                                                                  -------------
               FINANCIALS - 29.5%
     53,526    Advanta Corp. - Class B                                1,401,311
      8,638    Affiliated Managers Group, Inc. (a)                      978,253
     16,950    Alabama National BanCorp.                                894,282
     14,865    Alexandria Real Estate Equities, Inc.                  1,387,350
    137,647    American Equity Investment Life Holding Co.            1,405,376
     38,775    Argo Group International Holdings, Ltd. (a)            1,581,244
     60,967    Assured Guaranty Ltd.                                  1,589,410
    114,107    BankUnited Financial Corp. - Class A                   1,951,230
     37,563    Calamos Asset Management, Inc. - Class A                 872,213
     36,016    Central Pacific Financial Corp.                        1,146,029
     39,728    CompuCredit Corp. (a)                                    843,028
     99,231    Dime Community Bancshares                              1,352,519

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 96.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS - 29.5% (CONTINUED)
     26,200    Downey Financial Corp.                             $   1,482,658
     60,784    Equity Inns, Inc.                                      1,368,856
     73,926    FBR Capital Markets Corp. (a)                            985,434
     24,202    FirstFed Financial Corp. (a)                           1,216,150
     47,450    FirstMerit Corp.                                         916,734
     74,470    First Midwest Bancorp, Inc.                            2,553,576
     44,512    Greater Bay Bancorp                                    1,253,013
     44,636    Hanover Insurance Group, Inc.                          1,909,528
     26,659    Health Care REIT, Inc.                                 1,063,694
     32,075    Independent Bank Corp.                                   375,598
     56,596    IndyMac Bancorp, Inc.                                  1,369,623
     33,251    International Bancshares Corp.                           765,438
     51,168    Irwin Financial Corp.                                    544,939
     43,423    MAF Bancorp, Inc.                                      2,331,381
     42,940    Meadowbrook Insurance Group, Inc. (a)                    379,160
     34,039    Navigators Group, Inc. (The) (a)                       1,844,914
    126,902    NorthStar Realty Finance Corp.                         1,346,430
     89,706    PFF Bancorp, Inc.                                      1,571,649
     26,770    ProAssurance Corp. (a)                                 1,407,567
    171,676    RAIT Financial Trust                                   1,519,333
     61,000    Realty Income Corp.                                    1,647,000
     28,410    RLI Corp.                                              1,708,861
     80,283    South Financial Group, Inc. (The)                      1,842,495
     67,303    Sterling Financial Corp.                               1,714,207
     33,523    Triad Guaranty, Inc. (a)                                 560,840
     72,776    Trustmark Corp.                                        2,055,194
     37,763    United Fire & Casualty Co.                             1,434,616
     77,815    Washington Federal, Inc.                               2,065,210
     26,858    Washington Real Estate Investment Trust                  879,600
     51,069    World Acceptance Corp. (a)                             1,583,650
                                                                  -------------
                                                                     57,099,593
                                                                  -------------
               HEALTH CARE - 5.5%
     75,920    Alpharma, Inc. - Class A                               1,738,568
     68,358    LifePoint Hospitals, Inc. (a)                          1,920,860
     32,425    Magellan Health Services, Inc. (a)                     1,316,455
     23,970    Owens & Minor, Inc.                                      956,403
     67,211    Perrigo Co.                                            1,391,940
     76,169    STERIS Corp.                                           2,138,064
     20,495    Varian, Inc. (a)                                       1,230,110
                                                                  -------------
                                                                     10,692,400
                                                                  -------------
               INDUSTRIALS - 16.4%
     66,437    BE Aerospace, Inc. (a)                                 2,589,050
     12,598    Bucyrus International, Inc. - Class A                    787,249
     51,620    Curtiss-Wright Corp.                                   2,353,872
     73,648    EMCOR Group, Inc. (a)                                  2,308,865
     99,564    Entegris, Inc. (a)                                       939,884
     32,855    Genesee & Wyoming, Inc. - Class A (a)                    899,570

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 96.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 16.4% (CONTINUED)
     19,687    Granite Construction, Inc.                         $   1,071,760
    134,737    MasTec, Inc. (a)                                       1,991,413
     52,111    Moog, Inc. - Class A (a)                               2,218,365
     45,826    Perini Corp. (a)                                       2,593,752
     70,663    Quanta Services, Inc. (a)                              1,997,643
     20,410    Robbins & Myers, Inc.                                  1,105,814
     40,441    Shaw Group, Inc. (a)                                   2,024,072
     24,101    United Industrial Corp.                                1,666,102
     33,360    URS Corp. (a)                                          1,782,758
     27,400    Wabtec Corp.                                           1,026,678
     75,455    Walter Industries, Inc.                                1,907,502
     29,661    Washington Group International, Inc. (a)               2,512,287
                                                                  -------------
                                                                     31,776,636
                                                                  -------------
               INFORMATION TECHNOLOGY - 14.1%
     98,533    ADC Telecommunications, Inc. (a)                       1,803,154
    118,979    AMIS Holdings, Inc. (a)                                1,233,812
    194,651    Andrew Corp. (a)                                       2,740,686
     79,505    Arris Group, Inc. (a)                                  1,206,886
    316,418    Atmel Corp. (a)                                        1,677,015
          1    Chordiant Software, Inc. (a)                                  15
     34,270    Cypress Semiconductor Corp. (a)                          858,121
     52,714    Diodes, Inc. (a)                                       1,597,761
     70,289    Electronics for Imaging, Inc. (a)                      1,833,137
    101,067    Fairchild Semiconductor International, Inc. (a)        1,896,017
     80,980    JDA Software Group, Inc. (a)                           1,680,335
    143,592    Lawson Software, Inc. (a)                              1,408,638
    113,891    Parametric Technology Corp. (a)                        2,005,621
    125,241    Perot Systems Corp. - Class A (a)                      1,957,517
     90,825    Plexus Corp. (a)                                       2,158,910
     89,000    Smart Modular Technologies, Inc. (a)                     974,550
     99,950    Sybase, Inc. (a)                                       2,303,848
                                                                  -------------
                                                                     27,336,023
                                                                  -------------
               MATERIALS - 3.4%
     40,617    Albany International Corp.                             1,581,626
     48,011    A. M. Castle & Co.                                     1,398,560
     40,332    CF Industries Holdings, Inc.                           2,554,226
     85,733    USEC, Inc. (a)                                         1,147,965
                                                                  -------------
                                                                      6,682,377
                                                                  -------------
               TELECOMMUNICATIONS SERVICES - 0.7%
    260,891    Cincinnati Bell, Inc. (a)                              1,273,148
                                                                  -------------

               UTILITIES - 5.7%
     30,413    ALLETE, Inc.                                           1,280,691
     66,522    Cleco Corp.                                            1,532,667
     41,832    IDACORP, Inc.                                          1,358,285
     39,565    New Jersey Resources Corp.                             1,937,894
     32,909    Northwest Natural Gas Co.                              1,528,952

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 96.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               UTILITIES - 5.7% (CONTINUED)
     49,861    PNM Resources, Inc.                                $   1,152,786
     82,098    Vectren Corp.                                          2,241,275
                                                                  -------------
                                                                     11,032,550
                                                                  -------------

               TOTAL COMMON STOCKS (Cost $187,333,018)            $ 186,803,376
                                                                  -------------

================================================================================
  SHARES       PREFERRED STOCKS - 0.5%                                VALUE
--------------------------------------------------------------------------------
     38,600    Thornburg Mortgage, Inc., 10.0%, Series F
                 (Cost $965,000)                                  $   1,013,250
                                                                  -------------

================================================================================
  SHARES       MONEY MARKET FUNDS - 2.4%                          VALUE
--------------------------------------------------------------------------------
  4,657,159    First American Treasury Obligations
                 Fund - Class Y, 4.768% (b) (Cost $4,657,159)     $   4,657,159
                                                                  -------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 99.3%
                 (Cost $192,955,177)                              $ 192,473,785

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%           1,267,940
                                                                  -------------

               NET ASSETS - 100.0%                                $ 193,741,725
                                                                  =============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective interest rate as of August 31, 2007.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004, and July 7, 2005, respectively.

      The investment objective of the Fund is long-term capital growth.

      The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

      Effective at the close of business on December 31, 2006, both classes of the Fund closed to new investors, except as described further in the Prospectus.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the periods ended August 31, 2007 and February 28, 2007, proceeds from redemption fees totaled $11,338 and $518, respectively, for Class R shares and $30 and $0, respectively, for Class I shares.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. Dividends and distributions to shareholders are recorded on ex-dividend date. The tax character of distributions paid during the periods ended August 31, 2007 and February 28, 2007 was as follows:

                                 ORDINARY         LONG-TERM           TOTAL
      PERIODS ENDED               INCOME        CAPITAL GAINS      DISTRIBUTIONS
      -------------            -------------    -------------      -------------

      CLASS R

      August 31, 2007           $        --      $        --        $        --

      February 28, 2007         $ 4,522,176      $ 1,358,307        $ 5,880,483


      CLASS I

      August 31, 2007           $        --      $        --        $        --

      February 28, 2007         $ 2,787,401      $   801,903        $ 3,589,304

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of August 31, 2007:

            Cost of portfolio investments              $193,936,029
                                                       ============
            Gross unrealized appreciation              $ 17,890,975
            Gross unrealized depreciation               (19,353,219)
                                                       ------------
            Net unrealized depreciation                $ (1,462,244)
            Accumulated ordinary income                  10,086,741
            Accumulated long-term gains                   1,693,663
                                                       ------------
            Accumulated earnings                       $ 10,318,160
                                                       ============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the six months ended August 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $93,961,741 and $93,538,092, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2008. As of August 31, 2007, the amount of advisory fees payable to the Advisor is $194,555.

      The Advisor has concurrently entered into an agreement with the Fund to recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. During the six months ended August 31, 2007, the Advisor recovered $26,684 of previous fee reductions and expense reimbursements. As of August 31, 2007, the amount available for recovery by the Advisor is $289,930. As of August 31, 2007, the Advisor may recover a portion of such amounts no later than the dates as stated below:

           -----------------------------------------------------------
           February 29, 2008    February 28, 2009    February 28, 2010
           -----------------------------------------------------------

               $  62,253            $ 137,586            $  90,091
           -----------------------------------------------------------

      MUTUAL FUND SERVICES AGREEMENT
      Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the six months ended August 31, 2007, the Fund incurred $152,814 of fees for mutual fund services. As of August 31, 2007, the Fund owes fees of $24,350 to Ultimus.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      SERVICE PLAN AND AGREEMENT
      The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor, in turn, pays such fees to third parties for eligible services provided by those parties to Class R shareholders. For the six months ended August 31, 2007, the Advisor received $160,183 under the Plan. As of August 31, 2007, the Advisor is due $10,172 under the Plan.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the six months ended August 31, 2007, UFD received $3,000 for its distribution services under the Agreement.

      PRINCIPAL HOLDERS OF FUND SHARES
      As of August 31, 2007, National Financial Services, LLC, One World Financial Center, New York, NY 10281, and AST Capital Trust Company, PO Box 52129, Phoenix, AZ 85072, owned of record 28% and 26%, respectively, of Class R's outstanding shares.

4.    ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Fund has adopted FIN 48 with this Semi-Annual Report. Based on its analysis, management does not believe that the adoption of FIN 48 has a material impact on the financial statements.

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2007) and held until the end of the period (August 31, 2007).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                March 1, 2007    Aug. 31, 2007    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $  991.80          $7.53
--------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return (before expenses)        $1,000.00        $1,017.64          $7.63
--------------------------------------------------------------------------------
* Expenses are equal to Class R's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CLASS I
--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                March 1, 2007    Aug. 31, 2007    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $  992.90          $6.28
--------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return (before expenses)        $1,000.00        $1,018.90          $6.36
--------------------------------------------------------------------------------
* Expenses are equal to Class I's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at HTTP://WWW.SEC.GOV.

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Advisory Agreement") with the Advisor. Approval took place at a meeting held on March 29, 2007, at which all of the Independent Trustees were present in person.

The Independent Trustees were advised of their fiduciary obligations in determining whether to approve the continuance of the Advisory Agreement, and the Independent Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and the profits realized by the Advisor from its relationship with the Fund; (iv) the financial condition of the Advisor; (v) the extent to which economies of scale would be realized as the Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Advisor's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Fund, the Advisor's compliance program, and the Advisor's role in coordinating such services and programs. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in a private session at which no representatives of the Advisor were present.

The Trustees considered the responsibilities of the Advisor under the Advisory Agreement, noting that the Advisor is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund.

In their review of the quality of services provided by the Advisor, the Trustees reviewed the Advisor's Form ADV and covered the biographical information on the Advisor's key personnel, in particular the investment management and compliance team. They considered the roles of each person as well as their relevant experience in the industry. It was noted that the Advisor continues to strengthen its investment and compliance programs by expanding its professional staff.

As part of their review on the financial condition of the Advisor, the Trustees reviewed the Advisor's balance sheet as of December 31, 2006 and 2005 and discussed the financial condition of the Advisor. They considered the growth of the Advisor's business, noting that the Advisor now manages more than $2.5 billion in total assets for approximately 66 clients. The Independent Trustees concluded that the Advisor is financially capable of satisfying its obligations under the Advisory Agreement.

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

The Trustees reviewed analyses of the advisory fees paid to the Advisor during each of the past three fiscal years. These analyses reflected the amounts of gross and net advisory fees, along with fee reductions and expense reimbursements by the Advisor. The Trustees noted that, as a result of the Fund's growth, the Advisor is currently collecting its full advisory fee and may begin recovering some of its past advisory fee reductions and expense reimbursements pursuant to the Fund's Expense Recapture Agreement with the Advisor. The Trustees discussed the impact of the Fund's closing on new assets coming into the Fund, noting that the Fund's closing to new investors reduces the likelihood of the Advisor recovering all of its fee reductions and expense reimbursements within the three-year period mandated by the Expense Recapture Agreement. The Trustees further noted that the Advisor's decision to recommend the closing of the Fund to new investors disadvantaged the Advisor financially, but they found the decision demonstrates the Advisor's commitment to act in the best interests of the Fund's shareholders. The Trustees further considered the considerable investment made by the Advisor to establish the Fund and the ongoing investment made by the Advisor to retain Fund assets.

In their consideration of the Fund's performance record, the Trustees reviewed information comparing the Fund's performance to various indices and averages. The Trustees noted that the Fund's total return of 8.46% for the fiscal year ended February 28, 2007 trailed the Russell 2000 Value Index (14.34%), the Standard & Poor's 500 Index (11.97%) and the Lipper Small Cap Value Index (11.53%). They further noted that, from the Fund's inception date (March 30, 2004) through February 28, 2007, the annualized total return of the Fund's Class R shares (13.81%) slightly trailed the Russell 2000 Value Index (14.55%) but outperformed the Standard & Poor's Index by 3.9%. The Independent Trustees also reviewed performance information on the Advisor's non-fund clients and found that the Fund's performance record appeared to be generally consistent with performance delivered by the Advisor for non-fund clients.

The Trustees also reviewed the Fund's brokerage practices and discussed the Advisor's "soft dollar" relationships. The Independent Trustees discussed the research received by the Advisor and the benefits derived by the Fund as a result of these soft dollar relationships. They also reviewed the average commission rates paid by the Fund and discussed the percentage of Fund trades being directed for soft dollar credits.

The Trustees reviewed information comparing the rate of the advisory fee paid by the Fund and the Fund's total expense ratio to average advisory fees and total expense ratios for all equity funds classified by Morningstar as small cap value funds. In reviewing the Fund's advisory fee, the Independent Trustees noted that the Fund's 1.00% advisory fee is higher than the average advisory fee (0.88%) charged by small cap value funds. It was noted, however, that the Fund's net assets, though significantly higher than a year ago, were still considerably less than the average net assets of the funds included in the small

VERACITY SMALL CAP VALUE FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

cap value fund category. The Independent Trustees also reviewed the Fund's total expense ratio for Class R shares (1.50% after fee reductions) and Class I shares (1.25% after fee reductions), noting that the total expense ratio for Class R shares is higher, and for Class I shares is less, than the average expense ratio for small cap value funds (1.36%). The Independent Trustees also reviewed the advisory fees charged by the Advisor to its non-fund clients, finding that the Advisor generally charges a management fee for its similarly managed non-fund clients equal to that of the Fund. The Independent Trustees noted that the Advisor occasionally negotiates lower fees depending on such things as the size of the account and the level of reporting required by the client.

The Independent Trustees concluded that: (i) based on both short-term and long-term performance record of the Fund (including periods of outperformance and underperformance) and the other services provided under the Advisory Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and overseeing the activities of the Fund's other service providers, they believe that the Advisor has provided quality services to the Fund compared to similarly managed funds; (ii) although the Fund's advisory fee is higher than the averages of comparably managed funds, as calculated and published by Morningstar, they believe that the Advisor is providing above average portfolio management services to the Fund; and (iii) shareholders are being provided a high-quality investment option at a total expense ratio that compares favorably to other comparably managed funds. The Independent Trustees decided that, at the present time, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that as the Fund continues to grow in assets it may become necessary for the Advisor to consider adding fee breakpoints to the Advisory Agreement. The Independent Trustees also considered the "fallout benefits" to the Advisor but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund. Additionally, it was noted that the Advisor has subsidized the Fund since its inception with significant fee reductions and expense reimbursements in order to ensure that the Fund's total operating expenses remained competitive.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

ITEM  2. CODE OF ETHICS.


Not required


ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM  6. SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.


ITEM  11. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM  12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        Veracity Funds
             -------------------------------------------------





By (Signature and Title)*     /s/ Matthew G. Bevin
                           ----------------------------------------------
                            Matthew G. Bevin, President


Date          November 1, 2007
      ------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*     /s/ Matthew G. Bevin
                           ----------------------------------------------
                            Matthew G. Bevin, President


Date    November 1, 2007
      ------------------------------




By (Signature and Title)*     /s/ Mark J. Seger
                           ----------------------------------------------
                            Mark J. Seger, Treasurer


Date    November 1, 2007
      ------------------------------


* Print the name and title of each signing officer under his or her signature.